Accumulated Other Comprehensive Income (Loss) (Detail) - USD ($) $ in Thousands	Jun. 30, 2020	Mar. 31, 2020	Dec. 31, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (53,670)		$ (23,737)
Unrealized loss on qualifying cash flow hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive Income (Loss), Cumulative Changes in Net Gain (Loss) from Cash Flow Hedges, Effect Net of Tax	(49,312)		(19,408)
Pension adjustments, net of tax recoveries
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated Other Comprehensive (Income) Loss, Defined Benefit Plan, after Tax	(4,358)		(4,329)
AOCI Including Portion Attributable to Noncontrolling Interest [Member]
Accumulated Other Comprehensive Income (Loss) [Line Items]
Accumulated other comprehensive loss	$ (53,670)	$ (41,682)	$ (23,737)	$ (21,143)	$ (11,124)	$ (2,273)